PREPAID EXPENSES AND OTHER ASSETS	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Notes to Financial Statements
Note 5 - PREPAID EXPENSES AND OTHER ASSETS

As of March 31, 2018 and December 31, 2017, prepaid expenses and other assets consisted of the following:

	March 31, 2018	December 31, 2017

Prepaid consulting services– stock-based compensation	$1,323,562	$258,918
Prepaid consulting services	152,640	116,167
Prepaid clinical study	-	110,538
Prepaid insurance	43,767	60,180
Other receivables	5,858	5,858
Prepaid inventory	30,744	12,182
Prepaid expenses	36,148	23,045
Prepaid expenses and other assets	$1,592,719	$586,888
Current portion of prepaid expenses and other assets	(986,589)	-
Prepaid expenses and other assets less current portion	606,130	586,888

As of December 31, 2017 and December 31, 2016, prepaid expenses and other assets consisted of the following:

	December 31, 2017	December 31, 2016

Prepaid consulting services – stock-based compensation	$258,918	$150,168
Prepaid consulting services	116,167	-
Prepaid clinical study	110,538	-
Prepaid insurance	60,180	42,785
Other Receivables	5,858	10,948
Prepaid inventory	12,182	13,178
Prepaid expenses	23,045	6,800
Prepaid expenses and other assets	$586,888	$223,879